Annual Total Returns (Bar Chart) - Money Market Trust B (Money Market Trust B, Series NAV, Money Market Trust B)	12 Months Ended
May 01, 2011
Money Market Trust B | Series NAV, Money Market Trust B
Bar Chart Table:
2001	3.93%
2002	1.48%
2003	0.95%
2004	1.09%
2005	2.92%
2006	4.71%
2007	4.82%
2008	2.11%
2009	0.48%
2010	0.05%